Consolidated Statements of Stockholders' Equity and Comprehensive Income (Loss) (USD $)	Total	Preferred Stock	Common Stock	Surplus	Retained Earnings	Accumulated other Comprehensive Income (Loss)	Treasury Stock
Beginning balance at Dec. 31, 2008	$ 106,418,383	$ 27,888,294	$ 4,298,353	$ 25,144,323	$ 51,598,678	$ 1,005,553	$ (3,516,818)
Net income (loss)	4,955,757				4,955,757
Change in unrealized gain (loss) on securities:
Unrealized gain (loss) on debt securities available-for-sale, net of tax	(277,903)					(277,903)
Adjustment on sales and calls of debt securities, net of tax	(369,487)					(369,487)
Defined benefit pension plans:
Net (loss) gain arising during the year, net of tax	511,634					511,634
Amortization of prior service cost included in net periodic pension cost, net of tax	42,427					42,427
Total other comprehensive income (loss)	(93,329)
Total comprehensive income (loss)	4,862,428
Stock based compensation expense	130,459			130,459
Accretion of preferred stock discount		476,474			(476,474)
Stock dividend			165,460	1,695,963	(1,861,423)
Cash dividends declared, preferred stock	(1,369,879)				(1,369,879)
Cash dividends declared, common stock	(2,270,108)				(2,270,108)
Ending balance at Dec. 31, 2009	107,771,283	28,364,768	4,463,813	26,970,745	50,576,551	912,224	(3,516,818)
Net income (loss)	(3,551,740)				(3,551,740)
Change in unrealized gain (loss) on securities:
Unrealized gain (loss) on debt securities available-for-sale, net of tax	(389,428)					(389,428)
Defined benefit pension plans:
Net (loss) gain arising during the year, net of tax	171,388					171,388
Amortization of prior service cost included in net periodic pension cost, net of tax	47,965					47,965
Total other comprehensive income (loss)	(170,075)
Total comprehensive income (loss)	(3,721,815)
Stock based compensation expense	87,310			87,310
Accretion of preferred stock discount		476,474			(476,474)
Stock dividend			172,078	1,870,490	(2,042,568)
Cash dividends declared, preferred stock	(1,512,750)				(1,512,750)
Cash dividends declared, common stock	(1,135,717)				(1,135,717)
Ending balance at Dec. 31, 2010	101,488,311	28,841,242	4,635,891	28,928,545	41,857,302	742,149	(3,516,818)
Net income (loss)	2,857,270				2,857,270
Change in unrealized gain (loss) on securities:
Unrealized gain (loss) on debt securities available-for-sale, net of tax	2,380,142					2,380,142
Defined benefit pension plans:
Net (loss) gain arising during the year, net of tax	(1,830,335)					(1,830,335)
Amortization of prior service cost included in net periodic pension cost, net of tax	47,963					47,963
Total other comprehensive income (loss)	597,770
Total comprehensive income (loss)	3,455,040
Stock based compensation expense	57,874			57,874
Accretion of preferred stock discount		476,474			(476,474)
Stock dividend			178,961	1,279,573	(1,458,534)
Cash dividends declared, preferred stock	(1,512,750)				(1,512,750)
Cash dividends declared, common stock	(912,702)				(912,702)
Ending balance at Dec. 31, 2011	$ 102,575,773	$ 29,317,716	$ 4,814,852	$ 30,265,992	$ 40,354,112	$ 1,339,919	$ (3,516,818)